Post-employment benefits for employees (Details 5) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Discount rate | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (528)	$ (466)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	557	491
Life expectancy | 1 year increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	644	535
Rate of pension increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	366	316
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(61)	(63)
Interest on savings account | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	43	38
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(42)	(37)
Salary increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	41	37
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (42)	$ (37)